Financial Instruments - Disclosure of Financial Liabilities Current and Non-current (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Current	R$ 378,061	R$ 310,788
Trade payables	13,369	11,527
Labor and social security obligations	199,422	182,071
Loans and obligations	93,862	45,220
Lease liabilities	33,307	33,303
Accounts payable	38,101	38,667
Non-current	1,533,450	1,286,279
Accounts payable	6	0
Lease liabilities	126,877	86,152
Labor and social security obligations	9,221	8,992
Loans and obligations	888,930	816,322
Retirement plans liabilities	508,416	374,813
Financial liabilities	R$ 1,911,511	R$ 1,597,067